Shareholder's Equity (Details)	Dec. 31, 2020 $ / shares shares	Sep. 30, 2020 Vote $ / shares shares	Dec. 31, 2019 Vote $ / shares shares
Preferred Stock, Shares Authorized	100,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Common Stock, Shares Authorized	3,000,000,000		485,262,910
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001		$ 0.00001
Common Stock, Shares, Issued	540,714,692		83,748,443
Common Stock, Shares, Outstanding	540,714,692		83,748,443
Social Capital Member
Preferred Stock, Shares Authorized		5,000,000	5,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued		0	0
Preferred Stock, Shares Outstanding		0	0
Common Stock, Shares, Issued			1
Ordinary shares subject to possible redemption (in shares)		38,964,589	0
Social Capital Member | Common Class A
Common Stock, Shares Authorized		500,000,000	500,000,000
Voting rights of common stock per share | Vote		1	1
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001	$ 0.0001
Common Stock, Shares, Issued		2,435,411	0
Common Stock, Shares, Outstanding		2,435,411	0
Ordinary shares subject to possible redemption (in shares)		38,964,589	0
Social Capital Member | Common Class B
Common Stock, Shares Authorized		50,000,000	50,000,000
Voting rights of common stock per share | Vote		1	1
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001	$ 0.0001
Common Stock, Shares, Issued		10,350,000	1
Common Stock, Shares, Outstanding		10,350,000	1